Pledge of Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Financial Instruments Pledged as Collateral [Abstract]
Marketable securities pledged as collateral	¥ 13,181	$ 1,917	¥ 24,383